MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Amortized cost	$ 70,052	$ 54,855
Unrealized gains	245	508
Unrealized losses	(493)	(19)
Fair Value	69,804	55,344
Corporate Debt Securities [Member] | Maturing between One to Five Year [Member]
Amortized cost	67,361	53,351
Unrealized gains	245	508
Unrealized losses	(460)	(6)
Fair Value	67,146	53,853
Government Bond [Member] | Maturing between One to Five Year [Member]
Amortized cost	2,139	1,055
Unrealized losses	(33)	(13)
Fair Value	2,106	1,042
Accrued Interest [Member] | Maturing between One to Five Year [Member]
Amortized cost	552	449
Fair Value	$ 552	$ 449